LVIP Loomis Sayles Global Growth Fund
Schedule of Investments
September 30, 2019 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–98.95%
Argentina–5.04%
†MercadoLibre	2,788	$ 1,536,829
		1,536,829
Brazil–2.31%
Ambev ADR	152,213	703,224
		703,224
China–13.89%
†Alibaba Group Holding ADR	9,059	1,514,936
†Baidu ADR	5,710	586,760
■Tencent Holdings	22,000	920,213
Yum China Holdings	26,755	1,215,480
		4,237,389
Denmark–3.30%
Novo Nordisk Class B	19,466	1,005,928
		1,005,928
France–4.47%
Danone	10,054	885,573
Sodexo	4,271	479,484
		1,365,057
Hong Kong–1.38%
†Budweiser Brewing Co. APAC	59,113	212,688
■PRADA	72,000	209,592
		422,280
Netherlands–1.78%
†Adyen	824	541,883
		541,883
Switzerland–8.78%
†Alcon	1,360	79,328
Nestle	6,594	715,149
Novartis	6,798	589,978
Roche Holding	4,446	1,294,517
		2,678,972
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
United Kingdom–7.21%
Diageo	6,242	$ 254,987
Experian	27,516	879,937
Reckitt Benckiser Group	4,632	361,664
Unilever	11,692	702,074
		2,198,662
United States–50.79%
†Alphabet Class A	1,064	1,299,293
†Amazon.com	1,028	1,784,516
American Express	2,693	318,528
Coca-Cola	11,699	636,894
Colgate-Palmolive	7,433	546,400
Core Laboratories	1,401	65,315
Deere & Co.	6,840	1,153,771
Expeditors International of Washington	6,192	460,004
†Facebook Class A	8,055	1,434,434
Microsoft	6,873	955,553
Oracle	25,679	1,413,115
Procter & Gamble	6,917	860,336
QUALCOMM	10,676	814,365
Schlumberger	13,496	461,158
SEI Investments	7,767	460,234
†Under Armour Class A	35,282	703,523
Visa Class A	8,507	1,463,289
Yum Brands	5,851	663,679
		15,494,407
Total Common Stock (Cost $26,605,742)		30,184,631

MONEY MARKET FUND–1.10%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 1.88%)	335,885	335,885
Total Money Market Fund (Cost $335,885)		335,885

TOTAL INVESTMENTS–100.05% (Cost $26,941,627)	30,520,516
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.05)%	(14,252)
NET ASSETS APPLICABLE TO 2,676,999 SHARES OUTSTANDING–100.00%	$30,506,264

† Non-income producing.
■ Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.

Summary of Abbreviations:
ADR–American Depositary Receipt
See accompanying notes.
LVIP Loomis Sayles Global Growth Fund–1

LVIP Loomis Sayles Global Growth Fund
Notes
September 30, 2019 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Loomis Sayles Global Growth Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP Loomis Sayles Global Growth Fund–2

LVIP Loomis Sayles Global Growth Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2019:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Argentina	$1,536,829	$—	$—	$1,536,829
Brazil	703,224	—	—	703,224
China	3,317,176	920,213	—	4,237,389
Denmark	—	1,005,928	—	1,005,928
France	479,484	885,573	—	1,365,057
Hong Kong	212,688	209,592	—	422,280
Netherlands	—	541,883	—	541,883
Switzerland	—	2,678,972	—	2,678,972
United Kingdom	—	2,198,662	—	2,198,662
United States	15,494,407	—	—	15,494,407
Money Market Fund	335,885	—	—	335,885
Total Investments	$22,079,693	$8,440,823	$—	$30,520,516
There were no Level 3 investments at the beginning or end of the period.
3. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of December 31, 2018, the Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
LVIP Loomis Sayles Global Growth Fund–3